Service and Premier Shares [Member] Investment Objectives and Goals - Service and Premier Shares [Member] - Treasury Instruments Portfolio	Nov. 30, 2025
Prospectus [Line Items]
Risk/Return [Heading]	TREASURY INSTRUMENTS PORTFOLIO—SERVICE SHARES AND PREMIER SHARES
Objective [Heading]	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]
The Portfolio seeks to maximize current income to the extent consistent with the preservation of capital and maintenance of liquidity by investing its net assets, under normal conditions, exclusively in U.S. Treasury securities.